1-35785

Certnys

Edwin Mecabe
Managing Director
Corporate Actions & Market Watch

13000216

NYSE EURONEXT

Received SEC
FEB 05 2013
Washington, DC 20549

February 5, 2013

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Sibanye Gold Limited, American Depositary Shares, each representing four ordinary shares and Ordinary shares of no par value each (application for the Ordinary shares is made for listing, not for trading, but only in connection with the registration of American Depositary Shares pursuant to the requirements of the Securities and Exchange Commission) and requests immediate acceleration of registration. Adequate distribution assured. Form 20-F received on February 1, 2013. Tentative listing date – February 11, 2013.

Sincerely,

emecabe@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5026
F +1 (212) 656-5893
www.nyx.com